Reinsurance - Components of Company's Reinsurance Recoverable on Market Risk Benefits (Details) - USD ($) $ in Thousands	Jan. 01, 2023	Dec. 31, 2022	Jan. 01, 2022	Dec. 31, 2021	Jan. 01, 2021
Effects of Reinsurance [Line Items]
Reinsurance recoverable on market risk benefits, at fair value	$ 221,000	$ 221,000	$ 383,000	$ 383,000	$ 472,000
Variable Annuity
Effects of Reinsurance [Line Items]
Reinsurance recoverable on market risk benefits, at fair value		183,000		284,000	368,000
Other product lines
Effects of Reinsurance [Line Items]
Reinsurance recoverable on market risk benefits, at fair value		$ 38,000		$ 99,000	$ 104,000